Fundamental All Cap Core Fund Expense Example, No Redemption - Class A C I R2 R4 R6 [Member] - Fundamental All Cap Core Fund - Class C	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 185
Expense Example, No Redemption, 3 Years	583
Expense Example, No Redemption, 5 Years	1,006
Expense Example, No Redemption, 10 Years	$ 2,004